Cover	Oct. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 30, 2022
Entity File Number	001-34808
Entity Registrant Name	Fuss Brands Corp.
Entity Central Index Key	0000926844
Entity Tax Identification Number	88-1273503
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1185 Avenue of the Americas 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(646)
Local Phone Number	768-8417
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false